Financial Assets and Liabilities	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Liabilities

Note 10—Financial Assets and Liabilities

The following table specifies financial assets and liabilities:

	June 30, 2024	December 31, 2023
	(EUR’000)
Financial assets by category
Trade receivables	49,163	35,874
Other receivables (excluding income tax and indirect tax receivables)	5,062	3,909
Marketable securities	—	7,275
Cash and cash equivalents	258,696	392,164
Financial assets measured at amortized cost	312,921	439,222
Total financial assets	312,921	439,222
Classified in the statement of financial position
Non-current assets	2,186	2,127
Current assets	310,735	437,095
Total financial assets	312,921	439,222

Financial liabilities by category
Borrowings
Convertible senior notes	432,190	407,095
Royalty funding liabilities	144,547	138,377
Lease liabilities	95,902	98,793
Trade payables and accrued expenses	99,527	94,566
Other liabilities (excluding income tax, indirect tax, and employee related payables)	302	—
Financial liabilities measured at amortized cost	772,468	738,831
Derivative liabilities	159,059	143,296
Financial liabilities measured at fair value through profit or loss	159,059	143,296
Total financial liabilities	931,527	882,127
Classified in the statement of financial position
Non-current liabilities	219,052	222,996
Current liabilities	712,475	659,131
Total financial liabilities	931,527	882,127

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million) after deducting the initial purchasers’ discounts and commissions and offering expenses. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

On June 30, 2024, the carrying amount of the convertible notes was €432.2 million, and the fair value was approximately €412.1 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent non-convertible instrument.

Royalty Funding Liabilities

In September 2023, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Agreement”) with Royalty Pharma (the “Purchaser”). The net proceeds were $146.3 million (€136.3 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Agreement, the Company received an upfront payment of $150.0 million (the “Purchase Price”) in exchange for a 9.15% royalty on net U.S. SKYTROFA revenue, beginning on January 1, 2025 (the “Revenue Interest Payments”). The Revenue Interest Payments to the Purchaser will cease upon reaching a multiple of the Purchase Price of 1.925x, or 1.65x if the Purchaser receives Revenue Interest Payments in that amount by December 31, 2031.

The Royalty Pharma Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 1.925 times the Purchase Price minus the Revenue Interest Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to December 31, 2028, and the Company has paid the Purchaser Revenue Interest Payments equal to the Purchase Price as of the date of the buy-out notice, then the buy-out amount equal to 1.65 times the Purchase Price minus the Revenue Interest Payments paid to the Purchaser as of the effective date of the buy-out notice.

On June 30, 2024, the carrying amount of the royalty funding liabilities was €144.5 million, and the fair value was approximately €147.3 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent instrument.

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.

Fair value cannot be measured based on quoted prices in active markets or other observable inputs, and accordingly, derivative liabilities are measured by using the Black-Scholes option pricing model. Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price (49.89% and 50.47% as of June 30, 2024 and December 31, 2023, respectively).

For additional description of fair values, refer to the following section “Fair Value Measurement.”

Sensitivity Analysis

On June 30, 2024, all other inputs and assumptions held constant, a 10% relative increase in volatility, will increase the fair value of derivative liabilities by approximately €15.2 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% relative decrease in volatility indicates the opposite impact.

Similarly, on June 30, 2024, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €30.5 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate carrying amount. Fair value of lease liabilities are not disclosed. Fair value compared to carrying amount of marketable securities, convertible notes, royalty funding liabilities and derivative liabilities, and their level in the fair value hierarchy is summarized in the following table, where:

Level 1 is quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 is based on valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;

Level 3 is based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

	June 30, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	—	—	7,275	7,266	1
Financial assets measured at amortized cost	—	—	7,275	7,266
Financial liabilities
Convertible senior notes	432,190	412,122	407,095	385,410	3
Royalty funding liabilities	144,547	147,345	138,377	143,975	3
Financial liabilities measured at amortized cost	576,737	559,467	545,472	529,385
Derivative liabilities	159,059	159,059	143,296	143,296	3
Financial liabilities measured at fair value through profit or loss	159,059	159,059	143,296	143,296

The following table specifies movements in level 3 fair value measurements:

	2024	2023
	(EUR’000)
Derivative liabilities
January 1	143,296	157,950
Remeasurement recognized in finance (income) or expense	15,763	(71,565)
June 30	159,059	86,385

Maturity Analysis

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at June 30, 2024. Further details regarding classification of convertible notes as current liabilities in the consolidated statement of financial position are provided in Note 2, “Summary of Material Accounting Policies,” section “New and Amended Standards and Interpretations.”

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
June 30, 2024
Borrowings (excluding lease liabilities)	18,902	759,073	38,700	816,675	576,737
Lease liabilities	14,802	51,632	44,312	110,746	95,902
Trade payables, accrued expenses and other liabilities	99,829	—	—	99,829	99,829
Total financial liabilities	133,533	810,705	83,012	1,027,250	772,468